Shareholder Report, Holdings (Details)_7	Jun. 30, 2024
Class A | Viper Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | PJT Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class A | Monday.com Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | MSA Safety, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | Summit Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | Woodward, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | Quaker Chemical Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | Landstar System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Viper Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | PJT Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class C | Monday.com Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | MSA Safety, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C | Summit Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | Woodward, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | Quaker Chemical Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Landstar System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | Viper Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | PJT Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I | Monday.com Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | MSA Safety, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I | Summit Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class I | Woodward, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class I | Quaker Chemical Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | Landstar System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R-6 | Viper Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R-6 | PJT Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R-6 | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class R-6 | Monday.com Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R-6 | MSA Safety, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class R-6 | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class R-6 | Summit Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R-6 | Woodward, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R-6 | Quaker Chemical Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R-6 | Landstar System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R-6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Class R-6 | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Class R-6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Class R-6 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Class R-6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class R-6 | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class R-6 | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class R-6 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class R-6 | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R-6 | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%